Concentrations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
CONCENTRATIONS [Abstract]
Schedule of customer's concentration in revenue
	Nine Months Ended September 30,
Customers	2013	2012
A	34%	21%

	Years Ended December 31,
Customers	2012	2011
A	21%	27%